Nature of Operations (Details Textual) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Nov. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Fiat Industrial subsidiaries [Member]	Dec. 31, 2010 Fiat subsidiaries
Nature of Operations (Textual) [Abstract]
Outstanding common shares						87.00%	89.00%
CNH paid a cash dividend				$ 10
Aggregate value of exercise of withdrawal rights by Fiat Industrial shareholders and opposition rights by Fiat Industrial creditors		€ 325
Share exchange ratio between CNH shareholders and NewCo	3.828	3.828
Share exchange ratio between Fiat Industrial shareholders and NewCo	1	1
Dividend paid			305	305
Appropriation of retained earnings	$ 2,119			$ 2,119	$ 2,119
Merger Agreement With Fiat Industrial, per share Amount Payable on termination					$ 10